Basic and Diluted Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Convertible instruments [member]
Basic and Diluted Earnings Per Share [Line Items]
Anti-diluted include weighted average number	584,350